SPECIAL PURPOSE ENTITIES - Additional information (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Schedule of Equity Method Investments [Line Items]
Loans Payable, Current	$ 18,052		$ 14,914	$ 6,373
Loans Payable, Noncurrent	70,059		73,128	74,640
Interest Expense	6,233	$ 4,369	20,806	12,548
Equity Method Investment, Summarized Financial Information [Abstract]
Energy storage systems, net	119,842		123,703	131,569
Deferred revenue, current	38,762		36,942	10,948
Deferred revenue, noncurrent	$ 16,640		15,468	9,780
Unconsolidated SPEs
Related Party Transactions
Revenues recognized associated with sales to the unconsolidated SPEs			12,800	8,800
Cost of service recognized associated with sales to the unconsolidated SPEs			11,800	7,100
Energy Storage Systems
Equity Method Investment, Summarized Financial Information [Abstract]
Energy storage systems, net			91,593	98,358
Deferred revenue, current			3,713	3,507
Deferred revenue, noncurrent			8,265	6,302
Other liabilities			3,178	2,608
Financing obligation
Schedule of Equity Method Investments [Line Items]
Loans Payable, Current			14,914	6,373
Loans Payable, Noncurrent			73,128	74,640
Interest Expense			$ 6,900	$ 5,800